UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS International Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2006

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832124.100

FOI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Cap Blend Funds - 29.0%
GE Institutional International Equity Fund Service Class	359,773	$ 5,270,671
Henderson International Opportunities Fund Class A	490,117	10,586,529
Julius Baer International Equity Fund II Class A	269,015	3,526,786
MFS Research International Fund Class A	937,360	17,434,888
SSgA International Stock Selection Fund	1,137,884	14,075,620
TOTAL FOREIGN LARGE CAP BLEND FUNDS		50,894,494
Foreign Large Cap Growth Funds - 16.0%
AIM International Growth Fund Class A	477,427	12,231,683
William Blair International Growth Fund Class N	583,717	15,789,543
TOTAL FOREIGN LARGE CAP GROWTH FUNDS		28,021,226
Foreign Large Cap Value Funds - 45.0%
Causeway International Value Fund Investor Class	1,152,188	21,073,517
Goldman Sachs Structured International Equity Fund Class A	1,912,075	26,348,396
Harbor International Fund Investor Class	159,169	8,747,927
Morgan Stanley Insitutional Fund, Inc. - International Equity Portfolio Class B	1,038,326	22,791,250
TOTAL FOREIGN LARGE CAP VALUE FUNDS		78,961,090
Other - 10.0%
GMO Emerging Countries Fund Class M	280,428	5,213,165
Merrill Lynch Pacific Fund, Inc. Class A	325,403	8,763,094
Morgan Stanley Institutional Fund, Inc. - International Real Estate Portfolio Class B	130,584	3,511,410
TOTAL OTHER		17,487,669
TOTAL EQUITY FUNDS (Cost $175,429,731)		175,364,479
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $175,429,731)		$ 175,364,479
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $175,429,731. Net unrealized depreciation aggregated $65,252, of which $512,411 related to appreciated investment securities and $577,663 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent prospectus.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2006

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832121.100

FOF-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Cap Blend Funds - 54.2%
CRM Small Cap Value Fund Investor Class	21,664	$ 589,468
Hennessy Cornerstone Growth Fund	1,047,200	22,022,606
Hennessy Cornerstone Growth II Fund	216,625	7,016,490
ICM Small Co. Portfolio Institutional Class	14,655	587,514
Keeley Small Cap Value Fund, Inc.	372,978	18,410,204
Laudus Rosenberg U.S. Discovery Fund Investor Class	719,252	13,176,689
Neuberger Berman Genesis Fund Trust Class	195,778	9,769,299
Oppenheimer Main Street Small Cap Fund Class A	1,402,945	31,215,534
Perritt MicroCap Opportunities Fund	332,004	10,514,557
RS Partners Fund	613,097	21,771,075
TOTAL SMALL CAP BLEND FUNDS		135,073,436
Small Cap Growth Funds - 35.5%
Baron Small Cap Fund	492,470	11,917,785
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	927,925	16,294,358
Buffalo Small Cap Fund	244,134	6,457,340
Franklin Small Cap Growth Fund II Class A (a)	516,291	6,696,288
Harbor Small Cap Growth Fund Investor Class	640,397	8,600,535
Managers Special Equity Fund Managers Class	5,942	544,930
Munder Micro-Cap Equity Fund Class A	117,330	5,279,857
Oberwies Emerging Growth Fund	184,285	4,994,128
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	30,739	348,269
Old Mutual Emerging Growth Fund Class Z	308,642	4,561,728
RS Emerging Growth Fund (a)	16,456	557,699
RS Smaller Co. Growth Fund	301,815	6,676,145
Turner Small Cap Growth Fund Class I (a)	261,896	7,251,896
William Blair Small Cap Growth Fund Class N	320,275	8,147,793
TOTAL SMALL CAP GROWTH FUNDS		88,328,751
Small Cap Value Funds - 3.1%
American Beacon Small Cap Value Fund PlanAhead Class	26,408	560,904
HighMark Small Cap Value Fund Class A	282,983	5,158,783
Perritt Emerging Opportunities Fund	136,426	1,933,151
TOTAL SMALL CAP VALUE FUNDS		7,652,838

	Shares	Value
Other - 7.2%
The Information Age Fund (a)	144,505	$ 2,355,429
Westport Select Cap Fund Class R	629,771	15,599,427
TOTAL OTHER		17,954,856
TOTAL EQUITY FUNDS (Cost $246,552,563)		249,009,881
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $246,552,563)		$ 249,009,881
Legend
(a) Non-income producing
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $246,555,786. Net unrealized appreciation aggregated $2,454,095, of which $5,908,944 related to appreciated investment securities and $3,454,849 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 28, 2006
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	July 28, 2006